STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 2.1%
American Axle & Manufacturing Holdings	85,601	[a,b]	1,224,950
Cooper Tire & Rubber Co.	37,647	[a]	1,125,269
Cooper-Standard Holding	12,373	[b]	581,036
Dorman Products	22,027	[a,b]	1,940,358
Fox Factory Holding	28,785	[a,b]	2,011,784
Garrett Motion	55,227	[b]	813,494
Gentherm	26,195	[b]	965,548
LCI Industries	19,170	[a]	1,472,639
Motorcar Parts of America	14,976	[a,b]	282,597
Standard Motor Products	15,283		750,395
Superior Industries International	18,292	[a]	87,070
Winnebago Industries	21,726	[a]	676,765
			11,931,905
Banks - 10.2%
Ameris Bancorp	30,322		1,041,561
Axos Financial	40,889	[a,b]	1,184,145
Banc of California	32,333		447,489
Banner	23,506		1,273,320
Berkshire Hills Bancorp	30,278	[a]	824,773
Boston Private Financial Holdings	65,119		713,704
Brookline Bancorp	61,481		885,326
Central Pacific Financial	22,587		651,409
City Holding	12,567	[a]	957,480
Columbia Banking System	55,201	[a]	1,804,521
Community Bank System	38,613	[a]	2,307,899
Customers Bancorp	22,082	[b]	404,321
CVB Financial	76,611	[a]	1,612,662
Dime Community Bancshares	22,759	[a]	426,276
Eagle Bancorp	23,980	[a,b]	1,203,796
Fidelity Southern	16,935		463,850
First BanCorp	163,567		1,874,478
First Commonwealth Financial	76,085		958,671
First Financial Bancorp	74,358		1,789,053
First Midwest Bancorp	81,622		1,669,986
Flagstar Bancorp	21,880		720,290
Franklin Financial Network	9,492	[a]	275,363
Glacier Bancorp	64,118	[a]	2,569,208
Great Western Bancorp	43,559		1,376,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Banks - 10.2% (continued)
Hanmi Financial	23,582		501,589
Heritage Financial	24,824	[a]	748,195
HomeStreet	20,654	[b]	544,233
Hope Bancorp	91,514		1,197,003
Independent Bank	26,219		2,124,001
LegacyTexas Financial Group	34,586		1,293,171
Meta Financial Group	21,321		419,597
National Bank Holdings, Cl. A	19,577		651,131
NBT Bancorp	33,144	[a]	1,193,515
NMI Holdings, Cl. A	50,853	[b]	1,315,567
Northfield Bancorp	35,931	[a]	499,441
Northwest Bancshares	78,351	[a]	1,329,616
OFG Bancorp	33,551		663,974
Old National Bancorp	113,451	[a]	1,860,596
Opus Bank	16,874		334,105
Oritani Financial	29,703	[a]	493,961
Pacific Premier Bancorp	33,716		894,485
Preferred Bank	10,288		462,651
Provident Financial Services	46,205		1,196,247
S&T Bancorp	26,549	[a]	1,049,482
Seacoast Banking Corporation of Florida	39,143	[a,b]	1,031,418
ServisFirst Bancshares	34,724	[a]	1,172,282
Simmons First National, Cl. A	69,259	[a]	1,695,460
Southside Bancshares	24,119	[a]	801,474
Tompkins Financial	9,510	[a]	723,426
Triumph Bancorp	19,035	[b]	559,439
TrustCo Bank	75,002		582,016
United Community Banks	60,171		1,500,063
Veritex Holdings	34,740		841,403
Walker & Dunlop	21,144		1,076,441
Westamerica Bancorporation	20,247	[a]	1,251,265
			57,442,857
Capital Goods - 11.5%
AAON	30,946	[a,b]	1,429,086
AAR	24,934		810,604
Actuant, Cl. A	46,209	[b]	1,126,113
Aegion	24,737	[b]	434,629
Aerojet Rocketdyne Holdings	54,945	[a,b]	1,952,196
AeroVironment	16,194	[a,b]	1,107,832
Alamo Group	7,414		740,955
Albany International, Cl. A	22,052		1,578,703
American Woodmark	11,493	[a,b]	949,667
Apogee Enterprises	21,036	[a]	788,640
Applied Industrial Technologies	29,608		1,760,788

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 11.5% (continued)
Arcosa	36,720		1,121,796
Astec Industries	16,899		638,106
Axon Enterprise	44,856	[b]	2,440,615
AZZ	19,898		814,425
Barnes Group	36,062		1,853,947
Briggs & Stratton	31,187		368,942
Chart Industries	23,882	[b]	2,161,799
CIRCOR International	15,313	[a,b]	499,204
Comfort Systems USA	28,318		1,483,580
Cubic	21,663		1,218,327
DXP Enterprises	12,055	[b]	469,181
Encore Wire	15,628		894,234
EnPro Industries	15,926	[a]	1,026,431
ESCO Technologies	19,675		1,318,815
Federal Signal	45,913		1,193,279
Franklin Electric	29,449		1,504,549
Gibraltar Industries	24,398	[b]	990,803
Griffon	25,820		477,154
Harsco	60,089	[b]	1,211,394
Hillenbrand	47,714		1,981,562
Insteel Industries	13,825		289,219
John Bean Technologies	23,827	[a]	2,189,463
Kaman	21,275		1,243,311
Lindsay	8,165	[a]	790,290
Lydall	12,626	[b]	296,206
Mercury Systems	36,953	[b]	2,367,948
Moog, Cl. A	24,412		2,122,623
Mueller Industries	43,696		1,369,433
MYR Group	12,665	[b]	438,589
National Presto Industries	3,831	[a]	415,855
Orion Group Holdings	20,611	[b]	60,184
Patrick Industries	16,966	[a,b]	768,899
PGT Innovations	43,912	[b]	608,181
Powell Industries	6,923		183,806
Proto Labs	20,408	[b]	2,145,697
Quanex Building Products	26,761		425,232
Raven Industries	27,256		1,045,813
Simpson Manufacturing	30,963		1,835,177
SPX	32,632	[b]	1,135,267
SPX FLOW	32,291	[b]	1,030,083
Standex International	9,860		723,724
Tennant	13,818		857,960
The Greenbrier Companies	24,200	[a]	779,966
Titan International	37,963		226,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 11.5% (continued)
Triumph Group	38,380	[a]	731,523
Universal Forest Products	46,827	[b]	1,399,659
Veritiv	9,167	[b]	241,275
Vicor	12,341	[a,b]	382,818
Wabash National	41,746		565,658
Watts Water Technologies, Cl. A	21,140		1,708,535
			64,726,389
Commercial & Professional Services - 4.4%
ABM Industries	50,082	[a]	1,820,481
Brady, Cl. A	37,524	[a]	1,741,489
Exponent	39,402		2,274,283
Forrester Research	7,770	[b]	375,679
FTI Consulting	28,933	[b]	2,222,633
Heidrick & Struggles International	14,504		555,938
Interface	44,277		678,324
Kelly Services, Cl. A	23,031		508,064
Korn Ferry	42,925		1,922,181
LSC Communications	25,508		166,567
Matthews International, Cl. A	24,645	[a]	910,633
Mobile Mini	33,938		1,151,856
Multi-Color	10,808	[a]	539,211
Navigant Consulting	31,861		620,334
R.R. Donnelley & Sons Co.	52,492	[a]	247,762
Resources Connection	22,668		374,929
Team	22,869	[b]	400,207
Tetra Tech	41,762		2,488,598
TrueBlue	29,979	[b]	708,704
UniFirst	11,739		1,801,936
US Ecology	16,685		934,026
Viad	15,216		856,509
WageWorks	30,098	[b]	1,136,500
			24,436,844
Consumer Durables & Apparel - 4.2%
Callaway Golf	67,488		1,075,084
Cavco Industries	6,476	[b]	761,124
Crocs	50,456	[b]	1,299,242
Ethan Allen Interiors	18,853	[a]	360,658
Fossil Group	35,300	[b]	484,316
G-III Apparel Group	31,754	[b]	1,268,890
Installed Building Products	16,289	[a,b]	790,016
iRobot	21,185	[a,b]	2,493,263
La-Z-Boy	35,397		1,167,747
LGI Homes	13,890	[b]	836,734
M.D.C. Holdings	36,714		1,066,909

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Durables & Apparel - 4.2% (continued)
M/I Homes	20,608	[b]	548,585
Meritage Homes	27,237	[b]	1,217,766
Movado Group	12,639	[a]	459,807
Nautilus	21,542	[b]	119,774
Oxford Industries	12,856	[a]	967,543
Steven Madden	59,279		2,006,001
Sturm Ruger & Co.	13,431		712,112
TopBuild	26,520	[b]	1,719,026
Unifi	11,057	[b]	213,953
Universal Electronics	10,467	[b]	388,849
Vera Bradley	17,535	[b]	232,339
Vista Outdoor	43,637	[b]	349,532
William Lyon Homes, Cl. A	23,970	[b]	368,419
Wolverine World Wide	69,537		2,484,557
			23,392,246
Consumer Services - 2.5%
American Public Education	12,496	[b]	376,380
Belmond, Cl. A	67,804	[a,b]	1,690,354
BJ's Restaurants	16,059	[a]	759,270
Career Education	51,875	[b]	856,975
Chuy's Holdings	12,942	[b]	294,689
Dave & Buster's Entertainment	29,323	[a]	1,462,338
Dine Brands Global	13,431	[a]	1,226,116
El Pollo Loco Holdings	17,445	[b]	226,959
Fiesta Restaurant Group	17,851	[a,b]	234,027
Monarch Casino & Resort	8,930	[b]	392,206
Red Robin Gourmet Burgers	9,902	[b]	285,277
Regis	22,107	[a,b]	434,845
Ruth's Hospitality Group	21,861		559,423
Shake Shack, Cl. A	19,856	[a,b]	1,174,482
Strategic Education	16,587		2,178,039
Wingstop	22,249		1,691,591
			13,842,971
Diversified Financials - 3.5%
Apollo Commercial Real Estate Finance	86,222	[a,c]	1,569,240
ARMOUR Residential REIT	44,237	[a,c]	863,949
Blucora	36,799	[b]	1,228,351
Capstead Mortgage	62,943	[c]	540,680
Donnelley Financial Solutions	25,893	[a,b]	385,288
Encore Capital Group	19,724	[a,b]	537,085
Enova International	25,469	[b]	581,203
EZCORP, Cl. A	39,850	[a,b]	371,402
FirstCash	33,241		2,875,346
Granite Point Mortgage Trust	39,432	[a,c]	732,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Diversified Financials - 3.5% (continued)
Greenhill & Co.	13,691	[a]	294,493
INTL. FCStone	11,921	[b]	462,058
Invesco Mortgage Capital	96,448	[c]	1,523,878
New York Mortgage Trust	138,189	[a,c]	841,571
PennyMac Mortgage Investment Trust	50,925	[c]	1,054,657
Piper Jaffray	11,308		823,562
PRA Group	34,368	[a,b]	921,406
Redwood Trust	72,849	[c]	1,176,511
Virtus Investment Partners	5,426	[a]	529,306
Waddell & Reed Financial, Cl. A	58,807	[a]	1,016,773
WisdomTree Investments	88,240		622,974
World Acceptance	4,978	[a,b]	583,073
			19,535,058
Energy - 4.3%
Archrock	98,134		959,751
Bonanza Creek Energy	14,200	[b]	322,198
C&J Energy Services	46,759	[b]	725,700
CARBO Ceramics	15,708	[b]	54,978
Carrizo Oil & Gas	64,682	[a,b]	806,585
CONSOL Energy	20,780	[b]	711,092
Denbury Resources	349,650	[a,b]	716,782
Diamond Offshore Drilling	47,531	[a,b]	498,600
Dril-Quip	27,177	[a,b]	1,246,065
Era Group	14,812	[a,b]	170,930
Exterran	24,185	[b]	407,517
Geospace Technologies	11,046	[b]	142,935
Green Plains	29,781		496,747
Gulf Island Fabrication	9,549	[b]	87,564
Gulfport Energy	112,942	[a,b]	905,795
Helix Energy Solutions Group	106,824	[b]	844,978
HighPoint Resources	83,872	[b]	185,357
KLX Energy Services Holdings	17,186	[b]	432,056
Laredo Petroleum	118,040	[a,b]	364,744
Matrix Service	20,997	[b]	411,121
Nabors Industries	245,902	[a]	845,903
Newpark Resources	69,316	[a,b]	634,935
Noble	188,799	[a,b]	541,853
Oil States International	46,259	[a,b]	784,553
Par Pacific Holdings	21,977	[b]	391,410
PDC Energy	49,765	[a,b]	2,024,440
Penn Virginia	10,148	[b]	447,527
Pioneer Energy Services	58,462	[b]	103,478
ProPetro Holding	56,832	[b]	1,280,993
Renewable Energy Group	27,791	[b]	610,290

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 4.3% (continued)
REX American Resources	4,341	[b]	349,928
Ring Energy	44,566	[a,b]	261,602
SEACOR Holdings	12,682	[b]	536,195
SRC Energy	184,268	[a,b]	943,452
Superior Energy Services	117,607	[b]	549,225
TETRA Technologies	96,062	[b]	224,785
Unit	41,866	[a,b]	596,172
US Silica Holdings	54,515	[a]	946,380
Whiting Petroleum	68,282	[a,b]	1,784,891
			24,349,507
Food & Staples Retailing - .4%
Chefs' Warehouse	17,482	[b]	542,816
SpartanNash	27,486		436,203
The Andersons	20,122		648,532
United Natural Foods	38,562	[a,b]	509,790
			2,137,341
Food, Beverage & Tobacco - 2.0%
B&G Foods	49,625	[a]	1,211,842
Calavo Growers	11,867	[a,b]	995,048
Cal-Maine Foods	22,692	[a]	1,012,744
Coca-Cola Consolidated	3,451		993,301
Darling Ingredients	124,884	[b]	2,703,739
Dean Foods	69,955	[a,b]	211,964
J&J Snack Foods	11,315	[a]	1,797,275
John B. Sanfilippo & Son	6,671	[a,b]	479,445
MGP Ingredients	9,580		739,097
Seneca Foods, Cl. A	4,933	[b]	121,352
Universal	18,954		1,092,319
			11,358,126
Health Care Equipment & Services - 6.7%
Addus Homecare	7,483	[b]	475,844
AMN Healthcare Services	35,509	[a,b]	1,672,119
AngioDynamics	28,392	[b]	649,041
BioTelemetry	25,422	[a,b]	1,591,926
Cardiovascular Systems	26,192	[a,b]	1,012,583
Community Health Systems	88,237	[a,b]	329,124
Computer Programs & Systems	9,505		282,203
CONMED	19,456		1,618,350
CorVel	7,023	[b]	458,181
Cross Country Healthcare	27,943	[b]	196,439
CryoLife	25,866	[b]	754,511
Cutera	10,140	[b]	179,072
Diplomat Pharmacy	43,913	[a,b]	255,135
Ensign Group	37,432		1,916,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 6.7% (continued)
HealthStream	19,467	[b]	546,244
Heska	5,162	[b]	439,389
HMS Holdings	64,388	[b]	1,906,529
Integer Holdings	22,834	[b]	1,722,140
Invacare	25,069		209,828
Lantheus Holdings	28,470	[b]	696,946
LeMaitre Vascular	12,409		384,679
LHC Group	22,005	[b]	2,439,474
Magellan Health	18,268	[b]	1,204,227
Meridian Bioscience	32,265		568,187
Merit Medical Systems	41,355	[a,b]	2,556,980
Natus Medical	25,376	[b]	644,043
Neogen	39,222	[b]	2,250,951
NextGen Healthcare	35,894	[b]	604,096
Omnicell	30,772	[b]	2,487,608
OraSure Technologies	47,346	[b]	527,908
Orthofix Medical	14,185	[b]	800,176
Owens & Minor	47,605	[a]	195,181
Providence Service	8,142	[b]	542,420
Select Medical Holdings	81,445	[b]	1,147,560
SurModics	10,371	[b]	450,931
Tabula Rasa HealthCare	12,978	[a,b]	732,219
Tactile Systems Technology	12,936	[a,b]	681,986
Tivity Health	35,741	[a,b]	627,612
U.S. Physical Therapy	9,625		1,010,914
Varex Imaging	28,751	[b]	974,084
			37,742,984
Household & Personal Products - 1.0%
Avon Products	340,100	[b]	999,894
Central Garden & Pet	8,142	[a,b]	208,110
Central Garden & Pet, Cl. A	30,725	[b]	714,356
Inter Parfums	12,905		979,102
Medifast	8,967	[a]	1,143,741
WD-40	10,483	[a]	1,776,240
			5,821,443
Insurance - 3.4%
Ambac Financial Group	34,453	[b]	624,288
American Equity Investment Life Holding	68,093	[b]	1,839,873
AMERISAFE	14,599		867,181
eHealth	13,940	[b]	869,020
Employers Holdings	24,858		997,054
HCI Group	5,269	[a]	225,144
Horace Mann Educators	31,143		1,096,545

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Insurance - 3.4% (continued)
James River Group Holdings	22,426		898,834
Navigators Group	17,462		1,220,070
ProAssurance	41,018		1,419,633
RLI	29,496		2,116,338
Safety Insurance Group	11,001		958,627
Selective Insurance Group	44,460		2,813,429
Stewart Information Services	17,755		757,961
Third Point Reinsurance	57,647	[b]	598,376
United Fire Group	16,288		711,948
United Insurance Holdings	16,850	[a]	267,915
Universal Insurance Holdings	24,323		754,013
			19,036,249
Materials - 4.4%
AdvanSix	22,208	[b]	634,483
AK Steel Holding	241,218	[a,b]	663,349
American Vanguard	19,349		333,190
Balchem	24,308	[b]	2,255,782
Boise Cascade	29,735		795,709
Century Aluminum	37,238	[a,b]	330,673
Clearwater Paper	12,887	[b]	251,039
Ferro	62,873	[b]	1,190,186
FutureFuel	18,697		250,540
Glatfelter	33,229		469,193
H.B. Fuller	38,515		1,873,370
Hawkins	7,520		276,962
Haynes International	9,361		307,322
Innophos Holdings	15,175		457,374
Innospec	18,542	[b]	1,545,476
Kaiser Aluminum	12,345		1,292,892
Koppers Holdings	16,064	[b]	417,343
Kraton	23,754	[b]	764,404
Livent	110,378		1,355,442
LSB Industries	14,961	[a,b]	93,357
Materion	15,471		882,775
Mercer International	32,605		440,494
Myers Industries	27,479		470,166
Neenah	12,883		829,150
Olympic Steel	7,105		112,756
Quaker Chemical	10,048	[a]	2,012,916
Rayonier Advanced Materials	39,133	[a]	530,643
Schweitzer-Mauduit International	23,545		911,662
Stepan	15,396		1,347,458
SunCoke Energy	47,516	[b]	403,411
TimkenSteel	29,890	[a,b]	324,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 4.4% (continued)
Tredegar	19,469		314,230
US Concrete	12,456	[a,b]	515,928
			24,654,280
Media & Entertainment - .9%
Care.com	20,337	[b]	401,859
E.W. Scripps, Cl. A	42,166		885,485
Gannet	86,388	[a]	910,530
Marcus	16,677		667,914
New Media Investment Group	41,239	[a]	433,009
QuinStreet	28,285	[a,b]	378,736
Scholastic	21,239		844,463
TechTarget	16,890	[b]	274,800
			4,796,796
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
Acorda Therapeutics	29,983	[a,b]	398,474
Akorn	72,917	[b]	256,668
AMAG Pharmaceuticals	26,880	[b]	346,214
Amphastar Pharmaceuticals	25,714	[a,b]	525,337
ANI Pharmaceuticals	6,286	[a,b]	443,414
Anika Therapeutics	10,440	[b]	315,706
Assertio Therapeutics	46,156	[b]	234,011
Cambrex	25,269	[a,b]	981,701
Corcept Therapeutics	79,041	[b]	927,941
Cytokinetics	42,963	[a,b]	347,571
Eagle Pharmaceuticals	8,026	[b]	405,233
Emergent BioSolutions	34,050	[b]	1,720,206
Enanta Pharmaceuticals	11,802	[a,b]	1,127,327
Endo International	150,203	[b]	1,206,130
Innoviva	51,528	[b]	722,938
Lannett	25,876	[a,b]	203,644
Luminex	31,717		729,808
Medicines	49,873	[a,b]	1,393,950
Medpace Holdings	19,811	[b]	1,168,255
Momenta Pharmaceuticals	75,589	[b]	1,098,308
Myriad Genetics	55,605	[a,b]	1,846,086
NeoGenomics	72,349	[a,b]	1,480,261
Phibro Animal Health, Cl. A	14,894		491,502
Progenics Pharmaceuticals	62,818	[a,b]	291,476
REGENXBIO	23,081	[a,b]	1,322,772
Repligen	29,386	[a,b]	1,736,125
Spectrum Pharmaceuticals	79,499	[a,b]	849,844
Supernus Pharmaceuticals	39,296	[a,b]	1,376,932
Vanda Pharmaceuticals	40,045	[b]	736,828
			24,684,662

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 7.8%
Acadia Realty Trust	62,307	[a,c]	1,699,112
Agree Realty	28,687	[a,c]	1,989,157
American Assets Trust	28,382	[c]	1,301,599
Armada Hoffler Properties	37,872	[c]	590,424
CareTrust REIT	66,761	[c]	1,566,213
CBL & Associates Properties	134,331	[a,c]	208,213
Cedar Realty Trust	69,805	[c]	237,337
Chatham Lodging Trust	35,562	[c]	684,213
Chesapeake Lodging Trust	45,879	[c]	1,275,895
Community Healthcare Trust	13,533	[a,c]	485,699
DiamondRock Hospitality	152,733	[a,c]	1,654,098
Easterly Government Properties	46,166	[c]	831,450
EastGroup Properties	27,561	[c]	3,076,910
Four Corners Property Trust	51,453	[c]	1,523,009
Franklin Street Properties	79,684	[c]	572,928
Getty Realty	25,607	[c]	820,192
Global Net Lease	62,837	[a,c]	1,187,619
Hersha Hospitality Trust	27,945	[a,c]	478,977
HFF, Cl. A	30,038		1,434,314
Independence Realty Trust	67,934	[c]	733,008
Innovative Industrial Properties	7,402	[c]	604,669
iStar	52,014	[a,c]	437,958
Kite Realty Group Trust	63,437	[c]	1,014,358
Lexington Realty Trust	158,194	[c]	1,433,238
LTC Properties	30,107	[c]	1,378,901
Marcus & Millichap	16,292	[b]	663,573
National Storage Affiliates Trust	42,897	[c]	1,222,993
NorthStar Realty Europe	37,570	[a,c]	652,215
Office Properties Income Trust	36,464	[c]	1,007,865
Pennsylvania Real Estate Investment Trust	48,730	[a,c]	306,512
PS Business Parks	15,049	[c]	2,360,135
RE/MAX Holdings, Cl. A	13,801		531,891
Retail Opportunity Investments	87,176	[c]	1,511,632
RPT Realty	61,799	[a,c]	742,206
Saul Centers	8,707	[c]	447,279
Summit Hotel Properties	80,080	[a,c]	913,713
Universal Health Realty Income Trust	9,611	[c]	727,649
Urstadt Biddle Properties, Cl. A	22,724	[c]	469,023
Washington Prime Group	141,089	[a,c]	797,153
Washington Real Estate Investment Trust	60,281	[a,c]	1,710,775
Whitestone REIT	30,225	[a,c]	363,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 7.8% (continued)
Xenia Hotels & Resorts	85,117		1,864,913
			43,512,322
Retailing - 5.0%
Abercrombie & Fitch, Cl. A	49,549	[a]	1,358,138
Asbury Automotive Group	14,752	[a,b]	1,023,199
Ascena Retail Group	132,753	[b]	143,373
Barnes & Noble	44,865	[a]	243,617
Barnes and Noble Education	27,435	[b]	115,227
Big Lots	29,918		1,137,482
Buckle	21,415	[a]	400,889
Caleres	32,777	[a]	809,264
Cato, Cl. A	18,159		272,022
Chico's FAS	95,194	[a]	406,478
Conn's	18,523	[b]	423,436
Core-Mark Holding	34,897		1,295,726
Designer Brands	51,841		1,151,907
Express	49,800	[a,b]	213,144
GameStop, Cl. A	77,331		785,683
Genesco	15,444	[a,b]	703,474
Group 1 Automotive	13,238	[a]	856,499
Guess?	42,970	[a]	842,212
Haverty Furniture	14,574		318,879
Hibbett Sports	13,370	[a,b]	304,970
J.C. Penney	247,509	[a,b]	368,788
Kirkland's	11,419	[b]	80,276
Liquidity Services	18,877	[b]	145,542
Lithia Motors, Cl. A	17,009	[a]	1,577,585
Lumber Liquidators Holdings	21,741	[b]	219,584
MarineMax	17,434	[a,b]	334,035
Monro	25,265	[a]	2,185,928
Office Depot	412,183		1,496,224
PetMed Express	15,796	[a]	359,833
Rent-A-Center	33,806	[b]	705,531
RH	14,128	[b]	1,454,478
Shoe Carnival	7,930	[a]	269,858
Shutterfly	25,408	[b]	1,032,581
Shutterstock	13,733	[a,b]	640,370
Sleep Number	23,173	[a,b]	1,089,131
Sonic Automotive, Cl. A	18,500	[a]	273,985
Stamps.com	12,512	[a,b]	1,018,602
Tailored Brands	38,073	[a]	298,492
The Children's Place	12,209		1,187,692
Tile Shop Holdings	31,472	[a]	178,132
Vitamin Shoppe	12,093	[b]	85,135

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Retailing - 5.0% (continued)
Zumiez	14,369	[a,b]	357,644
			28,165,045
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Energy Industries	29,049	[b]	1,443,154
Axcelis Technologies	24,523	[b]	493,403
Brooks Automation	53,682	[a]	1,574,493
Cabot Microelectronics	21,886		2,450,357
CEVA	16,936	[b]	456,595
Cohu	31,480		464,330
Diodes	30,808	[b]	1,069,038
DSP Group	13,478	[b]	189,635
FormFactor	55,935	[b]	899,994
Ichor Holdings	16,599	[a,b]	374,805
Kopin	44,532	[b]	59,673
Kulicke & Soffa Industries	51,272		1,133,624
MaxLinear	48,487	[a,b]	1,237,873
Nanometrics	18,397	[b]	568,099
PDF Solutions	20,701	[a,b]	255,657
Photronics	51,847	[b]	489,954
Power Integrations	21,922	[a]	1,533,225
Rambus	81,874	[b]	855,583
Rudolph Technologies	24,156	[b]	550,757
Semtech	50,144	[b]	2,552,831
SMART Global Holdings	9,355	[a,b]	179,616
SolarEdge Technologies	33,994	[a,b]	1,280,894
Ultra Clean Holdings	29,203	[a,b]	302,251
Veeco Instruments	37,476	[b]	406,240
Xperi	36,183		846,682
			21,668,763
Software & Services - 4.8%
8x8	72,989	[a,b]	1,474,378
Agilysys	12,957	[b]	274,300
Alarm.com Holdings	26,774	[a,b]	1,737,633
Bottomline Technologies	28,275	[b]	1,416,295
Cardtronics, Cl. A	28,801	[b]	1,024,740
CSG Systems International	25,487		1,078,100
Ebix	16,878	[a]	833,267
EVERTEC	45,826		1,274,421
ExlService Holdings	25,776	[b]	1,547,076
LivePerson	44,408	[b]	1,288,720
ManTech International, Cl. A	20,029		1,081,967
MicroStrategy, Cl. A	6,271	[b]	904,592
Monotype Imaging Holdings	32,058		637,634
NIC	50,472		862,566

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 4.8% (continued)
OneSpan	23,940	[b]	460,127
Perficient	24,725	[b]	677,218
Progress Software	34,150		1,515,235
Qualys	25,832	[a,b]	2,137,340
SPS Commerce	13,583	[b]	1,440,613
Sykes Enterprises	29,764	[b]	841,726
TiVo	94,793	[a]	883,471
Travelport Worldwide	98,292	[b]	1,546,133
TTEC Holdings	10,792		390,994
Unisys	39,649	[b]	462,704
Virtusa	20,916	[b]	1,117,960
			26,909,210
Technology Hardware & Equipment - 6.2%
3D Systems	85,099	[a,b]	915,665
ADTRAN	36,155		495,323
Anixter International	21,876	[b]	1,227,462
Applied Optoelectronics	14,624	[a,b]	178,413
Arlo Technologies	56,855		234,811
Badger Meter	22,089	[a]	1,229,032
Bel Fuse, Cl. B	7,659		193,620
Benchmark Electronics	30,954		812,542
CalAmp	26,724	[b]	336,188
Comtech Telecommunications	17,983		417,565
Control4	20,272	[b]	343,205
Cray	30,859	[a,b]	803,877
CTS	25,035		735,278
Daktronics	31,114		231,799
Diebold Nixdorf	57,698	[b]	638,717
Digi International	21,669	[b]	274,546
Electronics For Imaging	32,894	[b]	884,849
ePlus	10,247	[b]	907,269
Extreme Networks	90,279	[b]	676,190
Fabrinet	27,679	[b]	1,449,272
FARO Technologies	12,887	[b]	565,868
Finisar	89,108	[b]	2,064,632
Harmonic	65,068	[a,b]	352,669
II-VI	45,004	[a,b]	1,675,949
Insight Enterprises	26,953	[b]	1,484,032
Itron	25,382	[b]	1,184,070
KEMET	44,275		751,347
Knowles	67,495	[b]	1,189,937
Methode Electronics	28,274		813,726
MTS Systems	13,757	[a]	749,206
NETGEAR	24,167	[a,b]	800,411

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Technology Hardware & Equipment - 6.2% (continued)
OSI Systems	12,864	[a,b]	1,126,886
Park Electrochemical	15,222		238,985
Plexus	23,738	[b]	1,446,831
Rogers	13,993	[a,b]	2,223,208
Sanmina	51,630	[b]	1,489,525
ScanSource	19,779	[b]	708,484
TTM Technologies	71,485	[a,b]	838,519
Viavi Solutions	171,584	[b]	2,124,210
			34,814,118
Telecommunication Services - 1.3%
ATN International	8,304		468,263
Cincinnati Bell	38,380	[a,b]	366,145
Cogent Communications Holdings	31,874		1,729,164
Consolidated Communications Holdings	52,851	[a]	576,604
Frontier Communications	82,382	[a,b]	163,940
Iridium Communications	74,519	[b]	1,970,282
Spok Holdings	12,866		175,235
Vonage Holdings	165,978	[b]	1,666,419
			7,116,052
Transportation - 2.2%
Allegiant Travel	9,693		1,254,953
ArcBest	19,636	[a]	604,592
Atlas Air Worldwide Holdings	19,394	[a,b]	980,561
Echo Global Logistics	21,127	[b]	523,527
Forward Air	22,033		1,426,196
Hawaiian Holdings	37,182	[a]	976,027
Heartland Express	35,998	[a]	694,041
Hub Group, Cl. A	25,597	[b]	1,045,637
Marten Transport	29,456		525,200
Matson	32,405		1,169,496
Saia	19,511	[b]	1,192,122
SkyWest	39,283		2,132,674
			12,525,026
Utilities - 2.1%
American States Water	27,674	[a]	1,973,156
Avista	50,148		2,037,012
California Water Service Group	36,195	[a]	1,964,665
El Paso Electric	30,644		1,802,480
Northwest Natural Holding	22,009		1,444,451
South Jersey Industries	70,414		2,258,177
			11,479,941
Total Common Stocks (cost $440,016,240)			556,080,135

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Exchange-Traded Funds - ..4%
Registered Investment Companies - .4%
iShares Core S&P Small-Cap ETF (cost $2,016,229)		26,130	[a]	2,015,929
		Number of Rights
Rights - .0%
Materials - .0%
Schulman A (cost $0)		22,372		1
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
2.45%, 6/6/19 (cost $154,297)		155,000	[d,e]	154,330
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,288,850)	2.46	2,288,850	[f]	2,288,850

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $6,787,886)	2.46	6,787,886	[f]	6,787,886
Total Investments (cost $451,263,502)		101.2%		567,327,131
Liabilities, Less Cash and Receivables		(1.2%)		(6,659,701)
Net Assets		100.0%		560,667,430

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $148,071,671 and the value of the collateral held by the fund was $151,932,659, consisting of cash collateral of $6,787,886 and U.S. Government & Agency securities valued at $145,144,773.

b Non-income producing security.

c Investment in real estate investment trust.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	556,080,135	-	-	556,080,135
Exchange-Traded Funds	2,015,929	-	-	2,015,929
Investment Companies	9,076,736	-	-	9,076,736
Rights†	-	1	-	1
U.S. Treasury	-	154,330	-	154,330
Liabilities ($)
Other Financial Instruments:
Futures††	(18,107)	-	-	(18,107)

†  See Statement of Investments for additional detailed categorizations.

††  Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	37	6/19	2,874,137	2,856,030	(18,107)
Gross Unrealized Depreciation				(18,107)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in

NOTES

certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2019, accumulated net unrealized appreciation on investments was $116,063,629, consisting of $162,190,277 gross unrealized appreciation and $46,126,648 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.